Computation of Earnings Per Ordinary Share and Ordinary Share Equivalent - Computation of Basic and Diluted Earnings Per Share (Details) - USD ($)
$ / shares in Units, shares in Thousands, $ in Thousands
	3 Months Ended									12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Basic earnings per ordinary share & ordinary share equivalents outstanding:
Net income (loss) attributable to ordinary shareholders	$ 21,885				$ 36,281					$ 1,207,152	$ 188,340	$ 1,059,916
Weighted average ordinary shares outstanding - basic (in thousands of shares)	291,969				255,724					286,194	267,103	287,801
Basic earnings per ordinary share & ordinary share equivalents outstanding (in Dollars per share)	$ 0.07	$ 0.77	$ 0.09	$ 3.16	$ 0.14	$ 0.54	$ 0.27	$ (1.03)	$ 0.93	$ 4.22	$ 0.71	$ 3.68
Diluted earnings per ordinary share & ordinary share equivalents outstanding:
Impact of share based compensation and certain conversion features	4,697				4,980					4,805	4,424	4,268
Weighted average ordinary shares outstanding - diluted (in thousands of shares)	296,666				260,704					290,999	271,527	292,069
Diluted earnings per ordinary share & ordinary share equivalents outstanding (in Dollars per share)	$ 0.07	$ 0.76	$ 0.09	$ 3.11	$ 0.14	$ 0.53	$ 0.27	$ (1.03)	$ 0.91	$ 4.15	$ 0.69	$ 3.63
Dividends per share paid on ordinary shares	$ 0.20				$ 0.16					$ 0.72	$ 0.64	$ 0.56